Corporate income tax and deferred taxes	12 Months Ended
Dec. 31, 2024
Corporate income tax and deferred taxes [Abstract]
Disclosure of income tax and deferred taxes [Text Block]
2.7 CORPORATE INCOME TAX AND DEFERRED TAXES
2.7.1 Breakdown of current and deferred tax expense and tax paid for 2024, 2023 and 2022
The breakdown of the income tax expense for 2024, 2023 and 2022, distinguishing between current tax, deferred tax, withholding on foreign operations and changes in prior year tax estimates and other items, is as follows.

(Million euro)	2024 DEC	2023 DEC	2022 DEC
Tax expense of the year	(145)	(115)	(30)
Current tax expense	(107)	(146)	(64)
Deferred tax expense	(28)	65	42
Withholdings in a foreign operation	(36)	(73)	(51)
Change to the prior-year tax evaluation and other	26	39	43
2.7.2 Explanation of corporate income tax expense for the year and the applicable tax rate
In 2024, corporate tax expense was recognized in the amount of EUR -145 million (EUR -115 million in 2023 and EUR -30 million in 2022) as shown in the following tables:

(Million euro)	2024 DEC	2023 DEC	2022 DEC
Profit/(Loss) before tax on continuing operations	3,621	610	271
Results of associates	(239)	(215)	(164)
Pass-through tax rules (USA & Canada)	(147)	(93)	(71)
Divestments completed during the year (note 1.1.5)	(2,814)	—	—
Profit/(Loss) before tax on continuing operations adjusted	421	302	36
Theoretical income tax expense (25.8%)	(109)	(78)	(9)
Recognition of previously unrecognized tax losses / Unrecognized tax losses of the year	(16)	(5)	(38)
Ruling related to Royal Decree-Law 3/2016 (Spain)	31	—	—
Withholding tax	(36)	(73)	(51)
Other adjustments	(15)	40	68
Income Tax expense	(145)	(115)	(30)
Effective tax rate (%)	4.0%	18.8%	11.1%
For the analysis of the corporate income tax, we have to consider the following adjustments:
•Results of associates: the results of the equity method companies already include the tax effect, so they must be adjusted for the analysis.
•Pass-through tax rule: Primarily relates to profit/losses in concession project companies in the US and Canada, which are fully consolidated. However, the associated tax expense/credit is recognized based solely on Ferrovial's ownership interest, as these companies are taxed under pass-through tax rules, whereby the shareholders are the taxpayers according to their stake in the concession.
•Divestments completed during 2024 which are tax exempt under the application of the participation exemption (note 1.1.5.), highlighting the sale of 19.75% share capital of FGP Topco, the 5% stake in the Indian company IRB Infrastructure Developers, the sale of 24.78% stake in Grupo Serveo and the divestment of several road and parking concessions in Spain, Scotland, Ireland and Canada.
The main adjustments to the theoretical income tax expense for the year are as follows:
•Recognition of previously unrecognized net operating losses carryforwards, primarily in Spain and UK, and unrecognized tax losses generated in the 2024, primarily in The Netherlands, Slovakia, Colombia and Poland.
•The Ruling related to Royal Decree-Law (RDL) 3/2016, includes a positive impact of EUR 31 million in favor of Ferrovial. As reported in the December 2023 Consolidated Financial Statements, on January 18, 2024, the Spanish Constitutional Court officially announced its ruling related to this matter, resolving that the use of the RDL was not suitable for amending the essential elements of Corporate Income Tax (CIT) Law, therefore this practice infringed constitutional requirements.
•Withholding taxes (EUR -36 million), which mainly correspond to the withholding tax paid in India due to the sale of the 5% stake in the company IRB Infrastructure Developers (IRB) for EUR 16 million, and the withholding related to dividends received from Canada (EUR 16 million).
•Other adjustments, which primarily correspond to the following
•Tax-losses carryforward recoverability analysis in Spain and Turkey, where a model was designed based on the Group companies' latest available earnings projections for each jurisdiction, and which implied the recognition of EUR -22 million provision in Spain, and a positive impact for the recognition of EUR 31 million of deferred tax assets in Turkey.
•Tax-losses carryforward recoverability analysis related to The Netherlands and US tax groups, where in accordance with IAS 12, an amount of tax credits was recognized equal to the excess of liability temporary differences over asset temporary differences, which implied the recognition of EUR 10 million of deferred tax assets in The Netherlands, and a provision of EUR 8 million in US.
•Effect of different tax rates of subsidiaries operating in other jurisdictions, highlighting Poland (EUR 13 million).
•Non tax deductible financial expenses, primarily in The Netherlands (EUR -14 million).
•Prior year tax effects mainly related to 2023 true-up recognition in US (EUR -9 million) and in The Netherlands (EUR -7 million).

2.7.3 Movements in deferred tax assets and liabilities
Set out below is a breakdown of movements in deferred tax assets and liabilities for 2024-2022 period:

ASSETS
(Million euro)	2023	Prior years, transfers and other	Charged/credited to income statement	Charged/credited to equity	Foreign exchange effect	2024
Tax credits	503	(40)	48	—	26	537
Differences between tax and accounting criteria	422	(93)	38	3	7	377
Equity measurement adjustments	48	2	4	143	—	197
Other items	33	—	15	—	1	48
TOTAL	1,006	(131)	105	145	34	1,159

LIABILITIES
(Million euro)	2023	Prior years, transfers and other	Charged/credited to income statement	Charged/credited to equity	Foreign exchange effect	2024
Deferred taxes on goodwill	22	(1)	1	—	—	22
Deferred fair value adjustments to acquisitions	308	(17)	(7)	—	17	301
Differences between tax and accounting criteria	561	(169)	119	2	35	548
Equity measurement adjustments	69	1	5	156	2	234
Other items	126	(9)	15	—	2	134
TOTAL	1,086	(194)	133	158	57	1,239

ASSETS
(Million euro)	2022	Prior years, transfers and other	Charged/credited to income statement	Charged/credited to equity	Foreign exchange effect	2023
Tax credits	370	26	119	—	(13)	503
Differences between tax and accounting criteria	274	46	87	4	11	422
Equity measurement adjustments	86	(1)	11	(47)	—	48
Other items	55	9	(31)	1	—	33
TOTAL	784	80	186	(42)	(2)	1,006

LIABILITIES
(Million euro)	2022	Prior years, transfers and other	Charged/credited to income statement	Charged/credited to equity	Foreign exchange effect	2023
Deferred taxes on goodwill	21	—	1	—	—	22
Deferred fair value adjustments to acquisitions	315	13	(12)	—	(8)	308
Differences between tax and accounting criteria	378	65	131	—	(13)	561
Equity measurement adjustments	64	2	1	3	(1)	69
Other items	145	(22)	—	—	2	126
TOTAL	924	58	121	3	(20)	1,086
Deferred tax assets
a) Tax credits
This item relates to tax credits that have not yet been used by the Group companies.
It does not include all the tax credits available, only those that the Group expects to be able to use in the short or medium term, based on a 10 year-period financial projections performed. The total balance recognized amounts to EUR 537 million, of which EUR 517 million relates to tax credits for tax-loss carryforwards and EUR 20 million to other tax credits.
Set out below is a breakdown of tax-loss carryforwards pending offset, and showing the maximum tax credit and the tax credit recognized:

2024
(Million euro) Country	Tax-loss carryforwards	Limitation period	Maximum tax credit	Tax credit recognized
US tax consolidated group	2,138	No expiry date	493	443
Spanish tax consolidated group	303	No expiry date	76	23
Netherlands tax consolidated group	288	No expiry date	74	10
UK	218	No expiry date	55	—
Turkey	107	2025-2029	27	—
Australia	30	No expiry date	9	—
Canada	28	2035-2045	7	—
Other	579	2024-No expiry date	146	41
Total	3,691		887	517

2023
(Million euro) Country	Tax-loss carryforwards	Limitation period	Maximum tax credit	Tax credit recognized
US tax consolidated group	1,790	No expiry date	409	376
Spanish tax consolidated group	585	No expiry date	146	36
Netherlands tax consolidated group	227	No expiry date	59	—
UK	201	No expiry date	50	5
Canada	106	2024-2044	28	20
Turkey	81	2024-2028	20	—
Other	559	2024 - No expiry date	141	36
Total	3,549		853	473
Spanish and US tax-consolidated groups:
For the purpose of assessing the 2024 tax-losses carryforward recoverability in Spain, a model was designed based on the Group companies' latest available earnings projections, which implied the recognition of a provision of EUR 12 million of net operating losses and 10 million of tax credits, bringing the total operating losses to EUR 23 million and EUR 17 million of tax credits as of December 31, 2024.
Regarding US tax group, and in accordance with IAS 12, an amount of tax credits was recognized equal to the excess of liability temporary differences over asset temporary differences, amounting of EUR 8 million of recognition of provision (EUR 26 million of reversal of provision in 2023).
b) Assets arising from temporary differences between accounting and tax criteria
This item reflects the tax effects arising from the different timing of the recognition of certain expenses and income for accounting and tax purposes.
The recognition of an asset means that certain expenses have been recognized for accounting purposes before they may be recognized for tax purposes and therefore the company will recover the income or expense for tax purposes in future years.
The main deferred tax assets are set out below:
•Provisions recognized in the financial statements that do not have tax effects until they are applied (EUR 198 million; EUR 195 million in 2023).
•Deferred tax assets of EUR 238 million due to differences between the tax and accounting approach related to revenue recognition, mainly in the Construction Division (EUR 216 million in 2023).
•Difference between the tax and accounting depreciation/amortization (EUR 16 million; EUR 7 million in 2023).

c) Deferred taxes arising from measurement adjustments recognized in reserves.
The deferred asset balance relates to losses accumulated in reserves that will have a tax effect when they are transferred to the income statement. They mostly relate to deferred tax assets arising from financial derivatives, which amount to EUR 198 million (EUR 48 million in 2023).
Deferred tax liabilities
a) Deferred taxes relating to goodwill
These relate to deferred tax liabilities relating to the tax credit for goodwill amounting to EUR 18 million, which mainly include those related to the amortization of Webber, LLC goodwill (EUR 21 million in 2023).
b) Deferred taxes due to the fair value adjustment to acquisitions
I-66 Mobility Partners
This reflects deferred tax liabilities due to differences between tax and accounting values:
•EUR 270 million at December 31, 2024, recognized due to the difference between tax and accounting values following the acquisition of an additional stake in the I-66 toll road assets on December 17, 2021 (EUR 257 million at December 31, 2023). EUR 36 million recognized as a result of measuring the concession debt at fair value on December 31, 2024 (EUR 35 million at December 31, 2023).
These amounts were recognized in 2021 with a balancing item in goodwill in the same amount, in accordance with IAS 12, paragraph 66.
Dalaman
EUR 31 million recognized as a result of the acquisition of the 60% interest held by the Group in the company, as deferred tax (see Note 1.1.4) in 2024 (EUR 51 million at December 31, 2023).
According to paragraphs 19 and 20 of IAS 12, if in a business combination a balance sheet item is measured at fair value but its tax value does not change, a deferred tax asset or liability must be recognized.
c) Liabilities arising from temporary differences between accounting and tax criteria
A liability represents an expense that is recognized for tax purposes before it may be recognized for accounting purposes, or income recognized in the financial statements before it is declared in the tax return.
Deferred tax liabilities relate essentially to:
•Deferred tax liabilities for differences between tax and accounting amortization (EUR 322 million; EUR 242 million in 2023).
•Deferred tax liabilities of EUR 234 million arising as a result of differences between the tax and accounting methods used to recognize revenue under IFRIC 12, mainly in the Toll Roads Division (EUR 201 million in 2023).
d) Deferred taxes arising from equity measurement adjustments.
The deferred liability balance reflects profits not yet recognized for tax purposes. They relate mostly to deferred tax liabilities arising from financial derivatives, which amount to EUR 234 million. (EUR 69 million in 2023).
e) Deferred tax liabilities relating to dividends pending payment by investees
The Group recognizes EUR 11 million in deferred tax liabilities in relation to withholding tax on the repatriation of future dividends from Canada, as shown on the “Other items” line in the above table (EUR 72 million in 2023).
2.7.4. International Tax Reform - Pillar Two
The Pillar Two regulation provides for an international framework of rules aimed at ensuring that the worldwide profits of multinational groups are subject to tax at a rate not lower than 15% in every jurisdiction in which the groups operate.
The rules have been firstly designed by the Inclusive Framework of the OECD and then implemented in the European Union through the EU Council Directive 2022/2523 of 14 December 2022. In The Netherlands, the Minimum Tax Act 2024, based on the EU Directive, is applicable for reporting years starting on or after 31 December 2023.
In a nutshell, the Pillar Two rules provide that, if in certain jurisdictions where Ferrovial operates the effective tax rate (given by the ratio between adjusted accounting results and adjusted corporate income taxes paid in that jurisdiction) falls below 15%, then Ferrovial would be required to pay an additional tax (so-called top-up tax) to reach the 15% tax rate threshold.
The relevant set of rules also provides for a transition period in which the in-scope multinational groups may avoid undergoing the complex effective tax rate calculation required by the new piece of legislation. In particular, the Pillar Two legislation provides for a transitional safe harbor (“TSH”) that applies for the first three fiscal years following the entry into force of the relevant regulation; the TSH relies on simplified calculations (mainly based on data extracted from the Country-by-Country Reporting) and three kinds of alternative tests, relying on pre-tax income and profits, effective tax rate and routine profits generated in each jurisdiction. Where at least one of the TSH tests is met for a jurisdiction in which Ferrovial operates, the top-up tax due for such jurisdiction will be deemed to be zero.
Ferrovial has estimated its potential exposure to Pillar Two top-up taxes for fiscal year 2024, based on the financial statements at fiscal year-end and taking into consideration the TSH described above.
Based on the estimate performed, four jurisdictions would not benefit from the TSH, namely Canada, The Netherlands, Spain and United States.
With respect to these jurisdictions, Ferrovial has prepared an estimate on the potential top-up tax exposure based on the full Pillar Two regime and the conclusion is that no top-up tax would arise in any of them.
According to the estimate, the effective tax rate in Canada for Pillar Two purposes exceeds the minimum rate of 15% once the dividends excluded under the full regime have been negatively adjusted to the accounting result. The Netherlands shows a loss once the excluded dividends and excluded equity gains have been adjusted. Finally, the income for Pillar Two purposes in Spain and United States, after adjusting excluded dividends, equity gains and reversals of impairment of ownership interests, is below the substance-based income exclusion amount. Therefore, no top-up tax would arise in any of the jurisdictions where Ferrovial operates.
The mentioned estimates are based on a complex regulatory framework and not all relevant data needed to perform the full Pillar Two calculation was available. However, we do not expect the final calculations to deviate significantly.
Finally, starting from 2024, each legal entity of Ferrovial applies the mandatory exception to the recognition and disclosure of deferred tax assets and liabilities relating to Pillar Two income taxes referred to in paragraph 4A of the IAS12.
2.7.5. Years open to tax inspection
In accordance with tax legislation in force, taxes may not be finally settled until the filed returns have been audited by the tax authorities, or until the legally stipulated statute of limitation period has elapsed.
The following inspections are currently in progress, in the jurisdictions indicated:
Spain:
In June 2023 the Spanish Tax Authorities notified the start of a general tax audit for Ferrovial S.E. (successor Company of Ferrovial S.A) and its subsidiaries, including Corporate Income Taxes (CIT) FY 2017-2020, Withholding Taxes FY 2019-2020, and VAT FY 2019-2020. Documentation required is currently being submitted, pending final position adopted by the Tax Authorities.
Canada:
The Canadian tax authorities (CRA) initiated in 2019 a tax audit related to CIT of Cintra 4352238 Investments Inc and Cintra 11200232 Investments Inc for FY 2013 to 2019. The CRA challenged tax deductibility of intragroup charges made by Cintra Servicios de Infraestructuras, S.A. during 2013 to 2016 for the provision of financial services, reclassifying the transaction as dividend for fiscal years 2013 to 2016. The regularization pending of payment for financial services is estimated at EUR 2.2 million (CAD 3.3 million), including the non-deductible expense, withholding tax per Double Taxation Treaty, interest and penalties. The claim in the Canadian courts is held in abeyance until Mutual Agreement Procedure (MAP) initiated is ruled.
Chile:
The start of a tax audit for Berliam SpA has been notified in May 2024, for CIT related to FY2019-2023. Additionally, a Transfer Pricing review for Ferrovial Power Infrastructure Chile SpA has been notified in November 2024 related to FY2021. The required documentation is currently being submitted for both processes, pending positioning adopted by the Tax Authorities.
Saudi Arabia:
The start of a tax audit for Ferrovial Agroman LLC. has been notified in March 2023, for Non-Resident Income Tax related to FY2020. The required documentation is currently being submitted, pending positioning adopted by the Tax Authorities.
India:
The start of a tax audit for CIINFRA India Private Limited has been notified by local Tax Authorities, related to CIT for FY2022-2023. The required documentation is currently being submitted pending positioning adopted by the Tax Authorities.
The companies are subject to a statute of limitations between three and five years in most of the countries in which the Group carry out operations.
In view of the potential different interpretations of tax regulations, any audit that may be undertaken in the future by the tax authorities for the years open to review could give rise to tax liabilities the amount of which cannot currently be objectively quantified. Nonetheless, the likelihood that significant liabilities in addition to those recognized in the Financial Accounts could have a material impact on the Ferrovial Group’s equity is considered as remote